Revenue Recognition	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue Recognition
4.	REVENUE RECOGNITION
Revenue recognized for each revenue stream is as follows:

Financial Statement Caption	Revenue Stream	Three Months Ended September 30,		Nine Months Ended September 30,
Product revenue:		2022	2021	2022	2021
	Pellet p rocedures	$32,981	$28,090	$96,247	$80,941
	Dietary supplements	8,066	6,803	21,719	19,023
	Disposable trocars	509	220	1,110	633
	Shipping fees	18	6	45	22

Total product revenue		41,574	35,119	119,121	100,619
Service revenue:
	Trainin g	186	212	707	528
	Contract-term services	210	236	644	713

Total service revenue		396	448	1,351	1,241

Total revenue		$41,970	$35,567	$120,472	$101,860

Revenue recognized by geographic region is as follows:

Financial Statement Caption	Country	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
Product revenue:		2022	2021	2022	2021
	United States	$41,469	$35,054	$118,845	$100,435
	All o ther	105	65	276	184

Total product revenue		41,574	35,119	119,121	100,619
Service revenue:
	United States	385	448	1,332	1,241
	All o ther	11	—	19	—

Total service revenue		396	448	1,351	1,241

Total revenue		$41,970	$35,567	$120,472	$101,860

Significant changes in contract liability balances are as follows:

	Nine Months Ended September 30,
	2022		2021
Description of change	Deferred Revenue	Deferred Revenue, Long- term	Deferred Revenue	Deferred Revenue, Long- term
Revenue recognized that was included in the contract liability balance at the beginning of the period	$(1,445)	$—	$(1,729)	$—
Increases due to cash received, excluding amounts recognized as revenue during the period	1,207	591	913	617
Transfers between current and non-current liabilities due to the expected revenue recognition period	412	(412)	586	(586)

Total increase (decrease) in contract liabilities	$174	$179	$(230)	$31

Consideration allocated to initial training due to deposits paid upfront is presented within deferred revenue on the condensed consolidated balance sheets and is expected to be recognized as revenue within one year as the training is performed. Consideration allocated to contract-term services is presented within deferred revenue and deferred revenue, long-term for the amounts expected to be recognized within one year and longer than one year, respectively.
Consideration allocated to the premiums within the management fee for pellet procedures is presented within deferred revenue current and deferred revenue, long-term for amounts expected to be recognized within one year and longer than one year, respectively.
Consideration allocated to performance obligations are as follows:

	September 30, 2022	December 31, 2021
Unsatisfied training obligations - Current	$156	$67

Unsatisfied contract-term services - Current	1,015	849
Unsatisfied contract-term services - Long-term	569	544

Total allocated to unsatisfied contract-term services	1,584	1,393

Unsatisfied pellet procedures - Current	818	789
Unsatisfied pellet procedures - Long-term	293	258

Total allocated to unsatisfied pellet procedures	1,111	1,047

Total deferred revenue - Current	$1,989	$1,705

Total deferred revenue - Long-term	$862	$802

The Company does not have a history of material returns or refunds and generally does not offer warranties or guarantees for any products or services. Expected returns and refunds are recorded as a reduction of revenue and are $0 and $0 for the three and nine months ended September 30, 2022 and 2021, respectively.

3. REVENUE RECOGNITION
Revenues recognized for each revenue stream are as follows (in thousands):

Financial Statement Caption	Revenue Stream	For the year ended December 31,
Product revenue:		2021	2020	2019
	Pellet procedures	$109,465	$92,773	$90,132
	Dietary supplements	27,241	20,887	17,562
	Disposable trocars	860	921	573
	Shipping fees	32	59	48

Total product revenue		137,598	114,640	108,315

Service revenue:
	Training	$859	$949	$705
	Contract-term services	939	979	956

Total service revenue		1,798	1,928	1,661

Total revenue		$139,396	$116,568	$109,976

Revenues recognized by geographic region are as follows (in thousands):

Financial Statement Caption	Country	For the year ended December 31,
Product revenue:		2021	2020	2019
	United States	137,349	114,557	108,176
	All other	249	83	139

Total product revenue		137,598	114,640	108,315

Service revenue:
	United States	1,798	1,928	1,661
	All other	—	—	—

Total service revenue		1,798	1,928	1,661

Total revenue		139,396	116,568	109,976

Significant changes in contract liability balances are as follows (in thousands):

	For the year ended December 31,
	2021		2020		2019
Description of change	Deferred Revenue	Deferred Revenue, Long-term	Deferred Revenue	Deferred Revenue, Long-term	Deferred Revenue	Deferred Revenue, Long-term
Revenue recognized that was included in the contract liability balance at the beginning of the period	(2,048)	—	(2,584)	—	(2,381)	—

Increases due to cash received, excluding amounts recognized as revenue during the period:	1,022	652	1,100	605	1,622	934

Transfers between current and non-current liabilities due to the expected revenue recognition period:	697	(697)	944	(944)	961	(961)

Other changes to the balance:	—	—	—	—	—	—

Total increase(decrease) in contract liabilities:	$(329)	$(45)	$(540)	$(339)	$202	$(27)

Consideration allocated to initial training due to deposits paid upfront is presented within deferred revenue on the condensed consolidated balance sheets and is expected to be recognized as revenue within one year, as the training is complete. Consideration allocated to contract-term services is presented within deferred revenue and deferred revenue, long-term for the amounts expected to be recognized within one year and longer than one year, respectively.
Consideration allocated to the premiums within the management fee for pellet procedures is presented within deferred revenue current and deferred revenue, long-term for amounts expected to be recognized within one year and longer than one year, respectively.

	For the year ended December 31,
	2021	2020	2019
Unsatisfied training obligations - Current	$67	$57	$50

Unsatisfied contract-term services - Current	849	862	932
Unsatisfied contract-term services - Long-term	544	551	737

Total allocated to unsatisfied contract-term services	1,393	1,413	1,669

Unsatisfied pellet procedures - Current	789	1,125	1,601
Unsatisfied pellet procedures - Long-term	258	284	436

Total allocated to unsatisfied pellet procedures	1,047	1,409	2,038

Total Deferred Revenue - Current	$1,705	$2,044	$2,584

Total Deferred Revenue - Long-term	$802	$836	$1,173

The Company does not have a history of material returns or refunds, and generally does not offer warranties or guarantees for any products or services. Expected returns and refunds are recorded as a reduction of revenue and are $0 for December 31, 2021, 2020, and 2019.